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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-21568
                                   ---------------------------------------------

                     Hillier Capital Management Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    36 West 8th Street, Suite 210           Holland, Michigan        49423
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)


                                 Michael Smorch


Hillier Capital Management, LLC  36 West 8th Street, Suite 210 Holland, MI 49423
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (616) 796-6659
                                                     ----------------------

Date of fiscal year end:         September 30, 2005
                          ------------------------------------

Date of reporting period:       December 31, 2004
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HILLIER FUNDS TRUST
HILLIER SANCTUARY FUND
PORTFOLIO OF INVESTMENTS AND FOREIGN CURRENCIES
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
       AMOUNT  FOREIGN CURRENCIES - 67.6%                              VALUE
--------------------------------------------------------------------------------
NZD   943,544  New Zealand Dollar                                  $   677,492
SGD 1,102,465  Singapore Dollar                                        675,489
CHF   776,292  Swiss Franc                                             681,137
                                                                   -----------
             TOTAL FOREIGN CURRENCIES (Cost $2,014,060)            $ 2,034,118
                                                                   -----------

================================================================================
FACE AMOUNT    REPURCHASE AGREEMENTS (a) - 32.4%                       VALUE
--------------------------------------------------------------------------------
    $ 974,323  Bear, Stearns & Co., Inc.,
                 1.50%, dated 12/31/04, due 01/03/05
                 repurchase proceeds:  $974,445 (Cost $974,323)    $   974,323
                                                                   -----------

               TOTAL INVESTMENTS AND FOREIGN CURRENCIES AT VALUE -
                 100.0% (Cost $2,988,383)                          $ 3,008,441

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)           (1,403)
                                                                   -----------

               NET ASSETS - 100.0%                                 $ 3,007,038
                                                                   ===========


(a) Repurchase agreement is fully collateralized by $930,000 U.S. Treasury Note, 1.875%, due 07/15/13. The market value of the collateral at December 31, 2004 was $1,002,301.


See accompanying notes to Portfolio of Investments and Foreign Currencies.

HILLIER FUNDS TRUST
HILLIER SANCTUARY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITIES VALUATION

The Hillier Sanctuary Fund's (the Fund) debt securities (other than short-term investments) are valued at prices provided by a pricing service, subject to review and possible revision by the Fund's adviser pursuant to procedures adopted by the Board of Trustees. Short-term investments and other fixed income securities having remaining maturities of 60 days or less at the time of purchase are valued at amortized cost (unless the Board of trustees determines that this method does not represent fair value). Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Fund's adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

The Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted as of 4 P.M. Eastern Time by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Fund's adviser in accordance with procedures approved by the Board of Trustees will establish a conversion rate for such currency.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

As of December 31, 2004, the cost of portfolio investments is $974,323 and there is no unrealized appreciation/depreciation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hillier Capital Management Funds Trust
             ----------------------------------------------------------


By (Signature and Title)*    /s/ Michael Smorch
                             ------------------------------------------

                             Michael Smorch, President and Treasurer

Date        February 25, 2005
      ------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Michael Smorch
                             ------------------------------------------

                             Michael Smorch, President and Treasurer

Date        February 25, 2005
      ------------------------------


* Print the name and title of each signing officer under his or her signature.